Quarterly Holdings Report
for
Fidelity® International Small Cap Opportunities Fund
July 31, 2023
ILS-NPRT3-0923
1.834743.117
Common Stocks - 94.7%
	Shares	Value ($)
Australia - 1.1%
Imdex Ltd.	3,947,753	5,197,343
Steadfast Group Ltd.	1,655,000	6,480,998
TOTAL AUSTRALIA		11,678,341
Belgium - 1.8%
Azelis Group NV	300,300	7,759,226
KBC Ancora	261,989	12,253,941
TOTAL BELGIUM		20,013,167
Canada - 3.6%
CAE, Inc. (a)	446,900	10,211,274
McCoy Global, Inc.	630,215	697,770
Osisko Gold Royalties Ltd.	335,000	4,966,633
Pason Systems, Inc.	492,300	4,913,107
Richelieu Hardware Ltd. (b)	571,763	19,086,950
TOTAL CANADA		39,875,734
China - 0.4%
Chlitina Holding Ltd.	829,500	4,992,386
Denmark - 0.5%
Spar Nord Bank A/S	346,634	5,513,493
Egypt - 0.3%
Integrated Diagnostics Holdings PLC (c)	5,996,716	3,310,187
Finland - 0.5%
Musti Group OYJ	294,502	5,776,680
France - 3.1%
Laurent-Perrier Group SA	40,632	5,495,011
Lectra	426,210	13,566,488
LISI	155,310	4,055,629
Vetoquinol SA	112,417	11,408,510
TOTAL FRANCE		34,525,638
Germany - 6.5%
CTS Eventim AG	471,054	32,137,176
Nexus AG	291,358	18,612,226
Rheinmetall AG	35,000	9,905,396
Scout24 AG (c)	117,200	7,754,879
Stabilus Se	78,636	4,482,966
TOTAL GERMANY		72,892,643
India - 0.5%
Embassy Office Parks (REIT)	1,336,870	5,071,458
Ireland - 1.7%
AerCap Holdings NV (a)(b)	150,000	9,571,500
Cairn Homes PLC	4,338,700	5,284,099
Irish Residential Properties REIT PLC	3,425,000	3,645,282
TOTAL IRELAND		18,500,881
Israel - 1.4%
Ituran Location & Control Ltd.	355,577	9,888,596
Maytronics Ltd.	188,385	2,569,084
Tel Aviv Stock Exchange Ltd. (a)	679,796	3,623,952
TOTAL ISRAEL		16,081,632
Italy - 3.2%
Interpump Group SpA	646,943	35,195,808
Japan - 30.9%
Ai Holdings Corp.	157,100	2,471,372
Aoki Super Co. Ltd.	175,000	3,181,035
Artnature, Inc.	483,700	2,658,795
Aucnet, Inc. (b)	306,977	3,858,116
Azbil Corp.	1,215,592	38,279,634
Broadleaf Co. Ltd.	2,509,998	8,486,339
Central Automotive Products Ltd.	151,500	3,807,068
Curves Holdings Co. Ltd.	2,124,526	12,006,600
Daiichikosho Co. Ltd.	672,600	13,566,413
Daikokutenbussan Co. Ltd.	67,500	2,861,034
Digital Hearts Holdings Co. Ltd.	556,514	5,456,978
Fujitec Co. Ltd.	203,000	5,211,092
Funai Soken Holdings, Inc.	290,650	5,383,353
Goldcrest Co. Ltd.	595,530	8,079,098
Iwatsuka Confectionary Co. Ltd.	18,900	686,838
Kobayashi Pharmaceutical Co. Ltd.	160,550	8,822,830
Koshidaka Holdings Co. Ltd.	1,512,400	12,565,682
Kusuri No Aoki Holdings Co. Ltd.	93,500	5,361,635
Lasertec Corp.	80,144	12,132,348
Medikit Co. Ltd.	294,400	5,225,178
Miroku Jyoho Service Co., Ltd. (b)	238,400	2,826,983
Misumi Group, Inc.	652,268	11,895,472
Mitsuboshi Belting Ltd.	109,780	3,472,463
Nagaileben Co. Ltd.	671,327	11,127,045
Nihon Parkerizing Co. Ltd.	1,657,100	12,940,907
NS Tool Co. Ltd.	569,500	4,527,498
NSD Co. Ltd.	432,049	8,451,779
OBIC Co. Ltd.	130,600	21,361,979
OSG Corp.	809,800	10,766,785
Paramount Bed Holdings Co. Ltd.	217,220	3,553,024
ProNexus, Inc.	497,100	3,693,352
San-Ai Obbli Co. Ltd.	574,300	6,523,522
SHO-BOND Holdings Co. Ltd.	502,100	20,374,817
Shoei Co. Ltd.	642,604	11,662,767
SK Kaken Co. Ltd.	184,500	9,545,004
Software Service, Inc.	67,600	4,884,743
Techno Medica Co. Ltd.	80,791	1,206,768
The Monogatari Corp.	282,600	6,912,790
TIS, Inc.	211,800	5,364,042
Tocalo Co. Ltd.	540,636	5,487,494
USS Co. Ltd.	692,100	11,982,162
YAKUODO Holdings Co. Ltd.	241,900	4,298,480
YONEX Co. Ltd.	127,800	1,246,873
TOTAL JAPAN		344,208,187
Kenya - 0.0%
Safaricom Ltd.	1,625,917	192,693
Korea (South) - 0.5%
BGF Retail Co. Ltd.	44,596	5,849,709
Netherlands - 5.9%
Aalberts Industries NV	762,980	34,419,924
BE Semiconductor Industries NV	119,000	14,215,820
IMCD NV	114,517	17,369,483
TOTAL NETHERLANDS		66,005,227
Norway - 2.3%
Kongsberg Gruppen ASA	452,281	19,608,415
Medistim ASA	175,242	4,495,579
Volue A/S (a)	963,944	2,035,353
TOTAL NORWAY		26,139,347
Spain - 0.3%
Fluidra SA (b)	165,001	3,650,142
Sweden - 12.2%
Addlife AB	676,924	5,511,133
AddTech AB (B Shares)	2,344,665	43,701,865
Autoliv, Inc. (b)	164,800	16,633,264
Bergman & Beving AB (B Shares)	329,693	4,886,011
Hemnet Group AB	570,600	10,109,525
INVISIO AB	360,859	7,507,611
John Mattson Fastighetsforetag (a)	426,026	2,497,131
Lagercrantz Group AB (B Shares)	3,556,312	42,805,207
Teqnion AB (a)	89,182	2,109,583
TOTAL SWEDEN		135,761,330
Switzerland - 1.4%
Tecan Group AG	37,821	15,023,444
Taiwan - 0.5%
Addcn Technology Co. Ltd.	855,032	5,566,968
United Kingdom - 11.8%
Bodycote PLC	1,936,918	17,201,347
Clarkson PLC	204,953	7,338,437
Dechra Pharmaceuticals PLC	106,495	5,075,937
DP Poland PLC (a)	15,541,591	1,456,007
Howden Joinery Group PLC	1,461,900	13,827,073
InterContinental Hotel Group PLC ADR (b)	166,000	12,516,400
Rightmove PLC	1,496,393	10,953,939
Spectris PLC	968,878	43,656,110
Spirax-Sarco Engineering PLC	103,991	14,847,075
Unite Group PLC	329,800	4,120,327
TOTAL UNITED KINGDOM		130,992,652
United States of America - 4.3%
Morningstar, Inc.	87,400	20,143,952
NOV, Inc.	400,000	8,032,000
PriceSmart, Inc.	94,960	7,381,241
ResMed, Inc.	53,495	11,894,613
TOTAL UNITED STATES OF AMERICA		47,451,806
TOTAL COMMON STOCKS (Cost $761,879,421)		1,054,269,553

Money Market Funds - 6.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	57,726,510	57,738,055
Fidelity Securities Lending Cash Central Fund 5.14% (d)(e)	13,114,405	13,115,716
TOTAL MONEY MARKET FUNDS (Cost $70,853,771)		70,853,771

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $832,733,192)	1,125,123,324
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(11,947,856)
NET ASSETS - 100.0%	1,113,175,468

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,065,066 or 1.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	26,881,448	148,083,292	117,226,685	1,036,942	-	-	57,738,055	0.1%
Fidelity Securities Lending Cash Central Fund 5.32%	13,986,458	121,487,325	122,358,067	76,347	-	-	13,115,716	0.0%
Total	40,867,906	269,570,617	239,584,752	1,113,289	-	-	70,853,771

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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